Convertible Preferred Shares at Balance sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Oct. 31, 2015
Convertible Preferred Shares
Preferred shares designated	0	22,885,492
Preferred stock, shares issued (in shares)	0	22,885,492
Preferred stock, shares outstanding (in shares)		22,885,492
Carrying Value		$ 119,770		$ 79,897
Liquidation Preference		$ 120,000
Common Shares Issuable Upon Conversion		22,885,492
Series A convertible preferred shares
Convertible Preferred Shares
Preferred shares designated		17,128,120		17,128,120
Preferred stock, shares issued (in shares)		17,128,120		17,128,120	9,099,311	8,028,809
Preferred stock, shares outstanding (in shares)		17,128,120		17,128,120
Carrying Value		$ 79,897		$ 79,897
Liquidation Preference		$ 80,000		$ 80,000
Common Shares Issuable Upon Conversion		17,128,120		17,128,120
Series B convertible preferred shares
Convertible Preferred Shares
Preferred shares designated		5,757,372
Preferred stock, shares issued (in shares)		5,757,372	5,757,372
Preferred stock, shares outstanding (in shares)		5,757,372
Carrying Value		$ 39,873
Liquidation Preference		$ 40,000
Common Shares Issuable Upon Conversion		5,757,372